CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating revenues
Contract revenues	$ 4,892	$ 4,295	$ 4,095
Reimbursable revenues	278	180	96
Other revenues	112	3	1
Total operating revenues	5,282	4,478	4,192
Gain on sale of assets	61	0	22
Operating expenses
Vessel and rig operating expenses	1,977	1,656	1,585
Reimbursable expenses	257	166	90
Depreciation and amortization	711	615	563
General and administrative expenses	300	250	202
Total operating expenses	3,245	2,687	2,440
Net operating income	2,098	1,791	1,774
Financial items
Interest income	24	25	21
Interest Income (Expense), Net	(445)	(340)	(295)
Share in results from associated companies	(223)	(220)	(420)
Impairment loss on marketable securities	0	0	(10)
Gain/(loss) on derivative financial instruments	133	3	(346)
Gain on re-measurement of previously held equity interest	18	169	0
Gain on bargain purchase	32	0	0
Foreign exchange gain/(loss)	52	(70)	(18)
Gain on loss of control in subsidiary	0	0	540
Gain on realization of marketable securities	0	85	416
Gain on sale of tender rig business	1,256	0	0
Other financial items	(5)	(6)	9
Total financial items and other income and expense	842	(354)	(103)
Income before income taxes	2,940	1,437	1,671
Income taxes	(154)	(232)	(189)
Net income	2,786	1,205	1,482
Net income attributable to the non-controlling interest	133	97	81
Net income attributable to the parent	$ 2,653	$ 1,108	$ 1,401
Basic earnings per share (in US dollars per share)	$ 5.66	$ 2.37	$ 3.05
Diluted earnings per share (in US dollars per share)	$ 5.47	$ 2.34	$ 2.96
Declared regular dividend per share (in US dollars per share)	$ 3.72	$ 2.54	$ 3.06
Declared extraordinary dividend per share (in US dollars per share)	$ 0.00	$ 1.00	$ 0.00